Foreign currency risk (Details)
₸ in Thousands, ₱ in Thousands, € in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ৳ in Thousands, ر.س in Thousands, د.إ in Thousands, ج.م. in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, R in Thousands, P in Thousands, Kč in Thousands, K in Thousands, JD in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 JOD (JD)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 PKR (₨)	Dec. 31, 2020 AED (د.إ)	Dec. 31, 2020 BDT (৳)	Dec. 31, 2020 BWP (P)	Dec. 31, 2020 EGP (ج.م.)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CZK (Kč)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 KZT (₸)	Dec. 31, 2020 MGA (Ar)	Dec. 31, 2020 MMK (K)	Dec. 31, 2020 SAR (ر.س)	Dec. 31, 2020 UYU ($)	Dec. 31, 2020 VND (₫)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 JOD (JD)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 PKR (₨)	Dec. 31, 2019 AED (د.إ)	Dec. 31, 2019 BDT (৳)	Dec. 31, 2019 BWP (P)	Dec. 31, 2019 EGP (ج.م.)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CZK (Kč)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 KZT (₸)	Dec. 31, 2019 MGA (Ar)	Dec. 31, 2019 MMK (K)	Dec. 31, 2019 SAR (ر.س)	Dec. 31, 2019 UYU ($)	Dec. 31, 2019 VND (₫)	Dec. 31, 2019 ZAR (R)
Disclosure of Foreign currency risk [Abstract]
Assets	$ 1,445,522	$ 0	SFr 0	$ 133	€ 310	kr 0	₱ 191,122	JD 1,673	¥ 825,269	₨ 371,328	د.إ 39,678	৳ 93,442	P 890	ج.م. 0	$ 247	¥ 0	Kč 0	£ 0	Rp 342,496	₨ 1,231,895	₸ 1,510	Ar 5,645,349	K 11,032	ر.س 2,178	$ 78,265	₫ 672,563	R 303	$ 1,227,054	$ 0	SFr 0	$ 143	€ 208	kr 0	₱ 175,210	JD 1,516	¥ 109,970	₨ 354,361	د.إ 57,403	৳ 85,547	P 1,437	ج.م. 0	$ 86	¥ 0	Kč 0	£ 0	Rp 376,136	₨ 1,244,170	₸ 319	Ar 3,858,201	K 29,651	ر.س 2,653	$ 58,781	₫ 418,998	R 450
Liabilities	$ 12,234,563	$ 1,651,839	SFr 500,406	$ 707,538	€ 121,069	kr 449,824	₱ 104,161	JD 0	¥ 484,585	₨ 12,222	د.إ 31,594	৳ 0	P 0	ج.م. 948	$ 1,840	¥ 0	Kč 2,033	£ 43	Rp 555,241	₨ 155,134	₸ 0	Ar 0	K 0	ر.س 0	$ 1,585	₫ 0	R 0	$ 9,963,928	$ 1,648,815	SFr 500,753	$ 1,036,785	€ 111,199	kr 449,072	₱ 130,073	JD 147	¥ 314,402	₨ 4,366	د.إ 40,061	৳ 635	P 0	ج.م. 0	$ 3,112	¥ 26,140	Kč 243	£ 191	Rp 219,801	₨ 210,232	₸ 0	Ar 133,403	K 0	ر.س 480	$ 8,213	₫ 1,375	R 6